Income Taxes (Details Textual) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Tax Credit Carryforward [Line Items]
Effective Income Tax Rate Reconciliation, Percent		32.60%	29.60%	34.10%
Deferred Tax Benefit, Non Cash Integration	$ 50.5
Deferred tax liabilities, noncurrent	2,230.3	$ 2,167.0	$ 2,230.3
Valuation allowance on operating loss carryforward		(2.6)
Undistributed earnings of foreign subsidiaries on which deferred income taxes not provided		245.0
Company's unrecognized tax benefits	46.3	40.4	46.3	$ 45.0	$ 29.1
Unrecognized tax benefits that would affect the effective tax rate	32.6	23.1	32.6	32.2
Tax-related net interest and penalties	$ 3.8	4.1	3.8	3.4
Interest charged to earnings		$ 0.3	$ 0.6	$ 0.7
Time period over which it is reasonably possible that the Company could decrease its unrecognized tax benefits		12 months
Amount unrecognized tax benefit could decrease in next 12 months		$ 6.7